COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (24,642)	$ 2,049	$ 2,959
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustments	(221)	(51)	(645)
Total comprehensive income (loss)	(24,863)	1,998	2,314
Less: comprehensive income (loss) attributable to non-controlling interests	(2,569)	520	1,228
Comprehensive income (loss) attributable to Gravitas Education Holdings, Inc.	$ (22,294)	$ 1,478	$ 1,086